Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Fixed maturities, available-for-sale, amortized cost	$ 55.6	$ 55.9
Accounts receivable, allowance	$ 0.4	$ 0.5
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	10,000,000	323,232,460
Convertible preferred stock, shares issued (in shares)	0	305,887,443
Convertible preferred stock, shares outstanding (in shares)	0	305,887,443
Convertible preferred stock, liquidation preference	$ 0.0	$ 359.4
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000	582,981,484
Common stock, shares issued (in shares)	565,031,129	92,547,013
Common stock, shares outstanding (in shares)	565,031,129	92,547,013